Financial instruments risk management (Schedule of Fair Value Hierarchy of Financial Instruments) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 31,056	₪ 13,700
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	154,090	154,700
Financial liabilities at fair value through profit or loss
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	31,056	13,700
Financial liabilities at fair value through profit or loss	₪ 13,960